Organization, Basis of Presentation and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Organization, Basis of Presentation and Liquidity

1. Organization, Business Overview and Liquidity

Serina Therapeutics, Inc. (“Serina” or the “Company”) was incorporated as AgeX Therapeutics, Inc. in January 2017 in the state of Delaware. On March 26, 2024, AgeX Therapeutics, Inc. completed a merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of August 29, 2023 (the “Merger Agreement”), by and among AgeX Therapeutics, Inc. (“AgeX”), Canaria Transaction Corporation, an Alabama corporation and a wholly owned subsidiary of AgeX (“Merger Sub”), and Serina Therapeutics, Inc., an Alabama corporation (“Legacy Serina”), pursuant to which Merger Sub merged with and into Legacy Serina, with Legacy Serina surviving the merger as a wholly owned subsidiary of AgeX (the “Merger”). Additionally, on March 26, 2024, AgeX changed its name from “AgeX Therapeutics, Inc.” to “Serina Therapeutics, Inc.” (the “Company”).

At the effective time of the Merger, each outstanding share of Legacy Serina capital stock (after giving effect to the automatic conversion of all shares of Legacy Serina preferred stock into shares of Legacy Serina common stock and excluding any shares held as treasury stock by Legacy Serina or held or owned by AgeX or any subsidiary of AgeX or of Legacy Serina and any dissenting shares) was converted into the right to receive 0.97682654 shares of AgeX common stock, which resulted in AgeX issuing an aggregate of 5,913,277 shares of AgeX common stock to the stockholders of Legacy Serina. In addition, AgeX assumed the Legacy Serina 2017 Stock Option Plan, and each outstanding and unexercised option to purchase Legacy Serina common stock and each outstanding and unexercised warrant to purchase Legacy Serina capital stock was adjusted with such stock options and warrants henceforth representing the right to purchase a number of shares of Company common stock equal to 0.97682654 multiplied by the number of shares of Legacy Serina common stock previously represented by such options and warrants.

Following the consummation of the Merger, the business previously conducted by Serina became the business conducted by the Company, which is now a clinical-stage biotechnology company developing Serina’s drug product candidates. The Company’s headquarters are located in Huntsville, Alabama (Serina’s former headquarters).

The Company is a clinical-stage biotechnology company developing a pipeline of wholly-owned drug product candidates to treat neurological diseases and pain. The Company’s POZ drug delivery technology is designed to enable certain existing drugs and novel drug candidates to be modified in a way that may provide an increase in efficacy and safety of the resulting polymeric drug conjugate. The Company’s proprietary POZ technology is based on a synthetic, water soluble, low viscosity polymer called poly(2-oxazoline). The Company’s POZ technology is engineered to provide greater control in drug loading and more precision in the rate of release of attached drugs delivered via subcutaneous injection.

The therapeutic agents in the Company’s product candidates are typically well-understood and marketed drugs that are effective but are limited by pharmacokinetic (PK) profiles that can include toxicity, side effects and short half-life. We believe that by using POZ technology, drugs with narrow therapeutic windows can be designed to maintain more desirable and stable levels in the blood. We believe that POZ technology can be applied to small molecules, proteins, antibody drug conjugates, and other classes of molecules.

Prior to the closing of the Merger, any assets of AgeX other than certain “Legacy Assets” were transferred into a recently formed subsidiary of AgeX, UniverXome Bioengineering, Inc. (“UniverXome”). UniverXome assumed (i) any outstanding indebtedness of AgeX to Juvenescence Limited (“Juvenescence”), which was secured by the assets contributed to UniverXome, (ii) most of the Company’s contracts with third parties, other than certain designated contracts and any contracts that were terminated before the Merger, and (iii) all other liabilities of the Company in existence as of the effective time of the Merger (other than certain transaction expenses related to the Merger).

Emerging Growth Company

The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012.

Liquidity and Going Concern

In addition to general economic and capital market trends and conditions, the Company’s ability to raise sufficient additional capital to finance its operations from time to time will depend on a number of factors specific to the Company’s operations such as operating expenses and progress in out-licensing its technologies and development of its product candidates.

The unavailability or inadequacy of financing to meet future capital needs could force the Company to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. The Company cannot assure that adequate financing will be available on favorable terms, if at all.

The Company recognized net loss of approximately $9.4 million for the period ended March 31, 2024. The Company used approximately $1.6 million in net cash from operating activities for the period ended March 31, 2024 and has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company implements its business plan.

Management believes that its cash and cash equivalents of $8.7 million as of March 31, 2024, along with the approximately $15 million of cash proceeds expected to be received from Juvenescence through the exercise of Post-Merger Warrants as provided in a “Side Letter”, will be used to fund Company operations but are not expected to be sufficient to satisfy the Company’s anticipated operating and other funding requirements for the twelve months from the issuance of these condensed consolidated interim financial statements. See Note 7, Stockholders’ Equity/(Deficit) regarding the Post-Merger Warrants and Side Letter. Management has based its estimate of the funds needed to finance Company operations on assumptions that may prove to be wrong, and available capital resources could be exhausted sooner than expected. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of therapeutic candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Therapeutic drug candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales. The Company expects to largely rely on raising capital from equity investors for funding its operations. Some funding is expected to be obtained through licensing agreements or other arrangements with commercial entities.

As a result of recurring losses from operations and recurring negative cash flows from operations, there is substantial doubt regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively. If sufficient capital is not available, the Company would be required to delay, limit, reduce, or terminate its product development or future commercialization efforts or grant rights to develop and market therapeutic candidates to other entities. There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Organization, Basis of Presentation and Liquidity

1. Organization, Basis of Presentation and Liquidity

AgeX Therapeutics, Inc. (“AgeX,” “we,” “our,” or “us”) was incorporated in January 2017 in the state of Delaware. AgeX is a biotechnology company focused on the development and commercialization of novel therapeutics targeting human aging and degenerative diseases. AgeX’s mission is to apply its comprehensive experience in fundamental biological processes of human aging to a broad range of age-associated medical conditions.

AgeX’s proprietary technology, based on telomerase-mediated cellular immortality and regenerative biology, allows AgeX to utilize telomerase-expressing regenerative pluripotent stem cells (“PSCs”) for the manufacture of cell-based therapies to regenerate tissues afflicted with age-related chronic degenerative disease. AgeX’s main technology platforms and product candidates are as follows:

●	PureStem® PSC-derived clonal embryonic progenitor cell lines that may be capable of generating a broad range of cell types for use in cell-based therapies;

●	UniverCyte™ which uses the HLA-G gene to suppress rejection of transplanted cells and tissues to confer low immune observability to cells;

●	AGEX-BAT1 using adipose brown fat cells for metabolic diseases such as Type II diabetes;

●	AGEX-VASC1 using vascular progenitor cells to treat tissue ischemia; and

●	Induced tissue regeneration or iTR technology to regenerate or rejuvenate cells to treat a variety of degenerative diseases including those associated with aging, as well as other potential tissue regeneration applications such as scarless wound repair.

AgeX is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012.

Reverse Stock Split

On March 14, 2024 AgeX effected a reverse stock split of its common stock at a ratio of 1 for 35.17 (the “Reverse Stock Split”) resulting in approximately 2,500,000 shares of AgeX common stock being outstanding immediately upon the Reverse Stock Split. Except for the number of authorized but unissued shares of AgeX common stock, and except as may be otherwise stated in these notes to financial statements, numbers of shares of AgeX common stock issued and outstanding, or issuable upon the exercise of options or warrants or upon conversion of convertible indebtedness, and AgeX common stock prices, shown in the consolidated financial statements and these notes thereto have been retroactively adjusted to reflect the effect of the Reverse Stock Split. See Note 11, Subsequent Events.

Merger Agreement and Certain Transactions with Serina Therapeutics, Inc.

During March 2023, AgeX borrowed $10,000,000 from Juvenescence Limited (“Juvenescence”) under the terms of a Secured Convertible Promissory Note (the “2023 Secured Note”) and used the loan proceeds to make a $10,000,000 loan to Serina Therapeutics, Inc. (“Serina”) under the terms of a Convertible Promissory Note to Serina (the “Serina Note”), in order to provide Serina with financing in advance of corporate restructuring plans that include a merger through which AgeX would acquire Serina.

On August 29, 2023, AgeX entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Serina Therapeutics, Inc. (“Serina”), and Canaria Transaction Corporation, a wholly owned subsidiary of AgeX (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Serina, with Serina surviving as a wholly owned subsidiary of AgeX (the “Merger”). At a special meeting of AgeX stockholders on March 14, 2024 (the “Special Meeting”), AgeX stockholders approved certain proposals required for consummation of the Merger pursuant to the terms of the Merger Agreement. Serina stockholders have also approved the Merger. There is no assurance that all conditions to the Merger will be met or waiver and that the Merger will be consummated. See Note 11, Subsequent Events.

On March 19, 2024, AgeX issued to each holder of AgeX common stock as of the dividend record date, March 18, 2024, three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one unit of AgeX (“AgeX Unit”) at a price equal to $13.20 per unit and will expire on July 31, 2025. Each AgeX Unit will consist of (i) one share of AgeX common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of AgeX common stock at a price equal to $18.00 per warrant and will expire on the four-year anniversary of the closing date of the Merger. See Note 11, Subsequent Events.

Immediately following the Merger, equity holders of Serina immediately prior to the closing of the Merger are expected to own approximately 75% of the outstanding shares of common stock of AgeX, and stockholders of AgeX immediately prior to the closing of the Merger are expected to own approximately 25% of the outstanding shares of common stock of AgeX, with Serina as a wholly-owned subsidiary, in each case, on a pro forma fully diluted basis, subject to certain assumptions and exclusions, including the Actual Closing Price (as defined in the Merger Agreement) of AgeX common stock being equal to or greater than $12.00 per share excluding the impact of any Post-Merger Warrant, Incentive Warrant or the issuance of any shares of AgeX common stock upon exercise of any Post-Merger Warrants or Incentive Warrants.

Concurrently with the execution of the Merger Agreement, AgeX, Serina, and AgeX’s controlling stockholder Juvenescence entered into a Side Letter, which will become effective immediately prior to the closing of the Merger. The Side Letter provides, among other things, that (i) effective immediately before the consummation of the Merger, Juvenescence will cancel all out of the money AgeX warrants held by Juvenescence; (ii) Juvenescence will exercise all Post-Merger Warrants it holds to provide the Combined Company an additional $15 million in capital according to the following schedule: (x) at least one-third on or before May 31, 2024, (y) at least one-third on or before November 30, 2024, and (z) at least one-third on or before June 30, 2025; (iii) Juvenescence will not sell any shares of AgeX Series A Preferred Stock or AgeX Series B Preferred Stock and will take all actions necessary to convert all of such Preferred Stock into AgeX common stock before a Reverse Stock Split that will occur before the Merger; (iv) Juvenescence will release all security interests, guarantees, pledges, assignments and other forms of collateral that it may have in AgeX’s assets pursuant to the terms of Juvenescence loans to AgeX; and (v) Juvenescence will consent to a newly formed subsidiary of AgeX assuming AgeX’s obligations with respect to loan agreements and promissory notes governing loans payable to Juvenescence, including obligations for amounts currently owed and future advances of loan funds, and Juvenescence shall release AgeX from those loan obligations. Juvenescence’s covenant regarding retaining ownership of and converting the Series A Preferred Stock and Series B Preferred Stock into AgeX common stock has been satisfied through the conversion of such preferred stock into AgeX common stock on February 1, 2024.

Prior to the closing of the Merger, any assets of AgeX other than certain “Legacy Assets” will be transferred into a recently formed subsidiary of AgeX “UniverXome Bioengineering, Inc. (“UniverXome”). UniverXome will assume (i) any indebtedness of AgeX issued to Juvenescence that has not been previously converted into AgeX Series A Preferred Stock or AgeX Series B Preferred Stock, which will be secured by the Legacy Assets (ii) most of AgeX’s contracts with third parties, other than certain designated contracts and any contracts that are terminated before the Merger, and (iii) all other liabilities of AgeX in existence as of the effective time of the Merger (other than certain transaction expenses related to the Merger). See Note 11, Subsequent Events.

Serina currently has a pipeline of small molecule candidates targeting central nervous system (“CNS”) indications, enabled by the company’s proprietary POZ PlatformTM delivery technology. In addition to advancing Serina’s wholly owned pipeline assets, Serina is working with pharma partners currently advancing pre-clinical studies exploring POZ polymer lipid-nanoparticles (“LNPs”) in next generation LNP delivered RNA vaccines. In addition, Serina is advancing a lead drug candidate, SER-252 (POZ-apomorphine) for the treatment of advanced Parkinson’s Disease through pre-clinical studies toward the goal of an investigational new drug submission or “IND” to the Food and Drug Administration for the initiation of a Phase I clinical trial during the fourth quarter of 2024. Serina has two other pipeline assets that are positioned to enter IND enabling studies, SER-227 (POZ-buprenorphine) for certain post-operative pain indications, and SER-228 (POZ-cannabidiol) for treatment refractory epilepsy indications. Serina is also focused on expanding its LNP and anti-body drug conjugate partnering collaborations.

If the Merger is completed, the Combined Company will primarily focus on developing Serina’s product candidates and it is anticipated that the Combined Company will not continue to develop AgeX product candidates, other than potentially the development program of NeuroAirmid. If the Merger is not completed, AgeX expects to continue to execute on its current business strategies below while seeking out and evaluating potential strategic alternatives with respect to its assets and development programs, which may include a merger, business combination, investment into AgeX, sale or other disposition of assets or other strategic transaction. In such case, AgeX may not be successful in executing such strategies or identifying or implementing any such strategic alternatives, and there is a risk that Juvenescence may decide to stop funding AgeX’s operations, which would likely result in the delisting of AgeX common stock from the NYSE America and the dissolution of AgeX.

Liquidity and Going Concern

In addition to general economic and capital market trends and conditions, AgeX’s ability to raise sufficient additional capital to finance its operations from time to time will depend on a number of factors specific to AgeX’s operations such as operating expenses and progress in out-licensing its technologies and development of its product candidates. Although AgeX has been able to reduce its operating expenses, with the exception of certain non-recurring expenses incurred related to the possible Merger between AgeX and Serina, by eliminating internal research and development activities and focusing instead on outsourcing research and development and seeking licensing arrangements for AgeX technologies, this approach has also made it more difficult for AgeX to make progress in developing its target product candidates and technologies, which in turn, along with the amount of indebtedness to Juvenescence and Juvenescence’s ownership of approximately 75.6% of the outstanding shares of AgeX common stock, may make it more difficult for AgeX to raise capital. The unavailability or inadequacy of financing to meet future capital needs could force AgeX to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. AgeX cannot assure that adequate financing will be available on favorable terms, if at all.

AgeX primarily finances its operations through loans from Juvenescence. A subsidiary of Juvenescence is the largest stockholder of AgeX. AgeX has incurred operating losses and negative cash flows since inception and had an accumulated deficit of $131.0 million as of December 31, 2023. AgeX expects to continue to incur operating losses and negative cash flows.

Based on a strategic review of its operations, giving consideration to the status of its product development programs, human resources, capital needs and resources, and current conditions in the capital markets, AgeX’s board of directors and management have adopted operating plans and budgets to extend the period over which AgeX can continue its operations with its available cash resources. Notwithstanding those operating plans and budgets, based on AgeX’s most recent projected cash flows AgeX believes that its cash and cash equivalents of $0.3 million as of December 31, 2023, plus cash on hand remaining from the drawdown of the $4.4 million loan facility from Juvenescence, would not be sufficient to satisfy AgeX’s anticipated operating and other funding requirements for the next twelve months from the issuance of these consolidated financial statements. These conditions raise substantial doubt about AgeX’s ability to continue as a going concern. AgeX will need to obtain substantial additional funding in connection with its continuing operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should AgeX not continue as a going concern.

Principles of Consolidation

The consolidated financial statements of AgeX are presented in accordance with accounting principles generally accepted in the United States of American (“U.S. GAAP”). AgeX’s consolidated financial statements include the accounts of AgeX and its subsidiaries in which AgeX has a controlling financial interest. The consolidated financial statements also include certain variable interest entities in which AgeX is the primary beneficiary (as described in more detail below). For consolidated entities where AgeX has less than 100% of ownership, AgeX records net loss attributable to noncontrolling interest on the consolidated statement of operations equal to the percentage of the ownership interest retained in such entities by the respective noncontrolling parties. The noncontrolling interest is reflected as a separate element of stockholders’ equity/(deficit) on AgeX’s consolidated balance sheets.

AgeX assesses whether it is the primary beneficiary of a variable interest entity (“VIE”) at the inception of the arrangement and at each reporting date. This assessment is based on its power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and AgeX’s obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the entity is within the scope of the variable interest model and meets the definition of a VIE, AgeX considers whether it must consolidate the VIE or provide additional disclosures regarding its involvement with the VIE. If AgeX determines that it is the primary beneficiary of the VIE, AgeX will consolidate the VIE. This analysis is performed at the initial investment in the entity or upon any reconsideration event. For entities AgeX holds as an equity investment that are not consolidated under the VIE model, AgeX will consider whether its investment constitutes a controlling financial interest in the entity and therefore should be considered for consolidation under the voting interest model.

AgeX has four subsidiaries, Reverse Bioengineering, Inc. (“Reverse Bio”), ReCyte Therapeutics, Inc. (“ReCyte”), NeuroAirmid Therapeutics, Inc. (“NeuroAirmid”), and Canaria Transaction Corporation (“Merger Sub”), and has incorporated but not yet capitalized a fifth subsidiary UniverXome. See Note 11, Subsequent Events. Reverse Bio is a wholly owned subsidiary of AgeX through which AgeX plans to finance its iTRTM research and development efforts. AgeX has been seeking equity financing for Reverse Bio and to the extent that such Reverse Bio Financing is obtained through the sale of capital stock or other equity securities by Reverse Bio, AgeX’s equity interest in Reverse Bio and its iTRTM business would be diluted. ReCyte is an early stage pre-clinical research and development company involved in stem cell-derived endothelial and cardiovascular related progenitor cells for the treatment of vascular disorders and ischemic conditions. AgeX owns 94.8% of the outstanding capital stock of ReCyte. NeuroAirmid is jointly owned by AgeX with the University of California – Irvine and certain researchers and was recently organized to pursue clinical development and commercialization of cell therapies, focusing initially on Huntington’s Disease. AgeX owns 50% of the outstanding capital stock of NeuroAirmid. AgeX consolidates NeuroAirmid despite not having majority ownership interest as it has the ability to influence decision making and financial results through contractual rights and obligations as per Accounting Standards Codification (“ASC”) 810, Consolidation. Merger Sub was incorporated for the purpose of merging with Serina to implement the Merger. UniverXome is expected, in connection with the planned Merger, to hold certain AgeX assets and assume AgeX liabilities, including but not limited to indebtedness obligations to Juvenescence. See Note 11, Subsequent Events.

All material intercompany accounts and transactions between AgeX and its subsidiaries have been eliminated in consolidation.